Schedule of Stock Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Number of Option Shares	1,332,234	1,320,984
Outstanding, Weighted Average Exercise Price	$ 1.57	$ 1.54
Outstanding, Weighted Average Remaining Life (Years)	7 years 10 months 28 days	8 years 1 month 20 days
Exercisable, Number of Option Shares	565,234	484,422
Exercisable, Weighted Average Exercise Price	$ 1.35	$ 1.33
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Number of Option Shares	397,500	366,000
Outstanding, Weighted Average Exercise Price	$ 4.11	$ 3.93
Outstanding, Weighted Average Remaining Life (Years)	6 years 4 months 20 days	6 years 9 months 10 days
Exercisable, Number of Option Shares	156,000	156,000
Exercisable, Weighted Average Exercise Price	$ 0.80	$ 0.80
Range One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Exercise Price	$ 0.80	$ 0.80
Outstanding, Number of Option Shares	256,500	256,500
Outstanding, Weighted Average Exercise Price	$ 0.80	$ 0.80
Outstanding, Weighted Average Remaining Life (Years)	8 years 11 months 12 days	9 years 2 months 12 days
Exercisable, Number of Option Shares	128,250	96,188
Exercisable, Weighted Average Exercise Price	$ 0.80	$ 0.80
Range One [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Exercise Price	$ 0.80	$ 0.80
Outstanding, Number of Option Shares	156,000	156,000
Outstanding, Weighted Average Exercise Price	$ 0.80	$ 0.80
Outstanding, Weighted Average Remaining Life (Years)	8 years 11 months 26 days	9 years 2 months 23 days
Exercisable, Number of Option Shares	156,000	156,000
Exercisable, Weighted Average Exercise Price	$ 0.80	$ 0.80
Range Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Exercise Price	$ 1.33	$ 1.33
Outstanding, Number of Option Shares	291,984	291,984
Outstanding, Weighted Average Exercise Price	$ 1.33	$ 1.33
Outstanding, Weighted Average Remaining Life (Years)	3 years 5 months 1 day	3 years 8 months 1 day
Exercisable, Number of Option Shares	291,984	291,984
Exercisable, Weighted Average Exercise Price	$ 1.33	$ 1.33
Range Two [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Exercise Price	$ 6.25	$ 6.25
Outstanding, Number of Option Shares	241,500	210,000
Outstanding, Weighted Average Exercise Price	$ 6.25	$ 6.25
Outstanding, Weighted Average Remaining Life (Years)	4 years 8 months 15 days	4 years 11 months 15 days
Exercisable, Number of Option Shares
Exercisable, Weighted Average Exercise Price
Range Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Exercise Price	$ 1.86	$ 1.86
Outstanding, Number of Option Shares	772,500	742,500
Outstanding, Weighted Average Exercise Price	$ 1.86	$ 1.86
Outstanding, Weighted Average Remaining Life (Years)	9 years 2 months 19 days	9 years 5 months 19 days
Exercisable, Number of Option Shares	144,531	96,250
Exercisable, Weighted Average Exercise Price	$ 1.86	$ 1.86
Range Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Exercise Price	$ 5.83
Outstanding, Number of Option Shares	11,250
Outstanding, Weighted Average Exercise Price	$ 5.83
Outstanding, Weighted Average Remaining Life (Years)	9 years 9 months 14 days
Exercisable, Number of Option Shares	469
Exercisable, Weighted Average Exercise Price	$ 5.83